Statement of Changes in Net Assets Available for Benefits - EBP 019 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Plan’s interest in net investment income of the
Mosaic Master Trust	$ 41,056,662	$ 26,764,951
Net investment income	41,056,662	26,764,951
Interest income from participant loans	637,235	566,701
Contributions:
Participants	18,201,296	17,182,617
Employer	268,791	12,621,415
Total contributions	18,470,087	29,804,032
Total additions	60,163,984	57,135,684
Deductions from net assets attributed to:
Benefits paid	46,034,970	41,856,579
Administrative fees	422,806	247,176
Total deductions	46,457,776	42,103,755
Net increase	13,706,208	15,031,929
Net transfers (to) from qualified plans	(1,553,483)	11,694,724
Beginning of year	296,978,240	270,251,587
End of year	$ 309,130,965	$ 296,978,240